INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 503	$ 474
Work-in-progress	60	78
Finished goods and goods for resale	1,832	1,653
Total inventories	2,395	2,205
Provision	281	327	$ 357
Foreign exchange movements	(1)	1
Cost of inventories recognised as an expense and included in cost of goods sold	1,459	1,302	1,407
Inventory write-offs and provision increases	106	117	$ 105
Engage
Schedule Of Inventory Disclosure [Line Items]
Write-off of inventory	21
Impairment
Schedule Of Inventory Disclosure [Line Items]
Total inventories	(544)	$ (504)
Increase in inventories from changes in foreign exchange rates	$ (3)
Orthopaedic instruments | Minimum
Schedule Of Inventory Disclosure [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years